Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

Management has evaluated events subsequent to the year ended September 30, 2024, up to November 13, 2024, for transactions and other events that may require adjustment of and/or disclosure in the consolidated financial statements.

Issuance of commons shares

On November 1, 2024, the Company issued 612,500 shares to a consultant in relation to the acquisition of the License #2 IPR&D asset (Note 8).

Exercise of Series B Warrants

As of November 13, 2024, 155,890,910 Series B Warrants have been exercised under the alternative cashless exercise feature into 467,672,730 shares of common stock, resulting in 32,303,390 unexercised Series B Warrants.

17.	Subsequent Events

Management has evaluated events subsequent to the year ended December 31, 2023 up to March 28, 2024, for transactions and other events that may require adjustment of and/or disclosure in the consolidated financial statements.

From January 2 to February 13, 2024, the Company issued 12,500 stock options to purchase common stock of the company at an exercise price equal to $5.00 per share that mature in 10 years.

On March 6, 2024, Health Canada notified the Company that it has classified the Company’s products as a drug. This classification could impede sales in Canada and raises concerns about our future collaboration with our distributor, Evolve Medical Inc (Note 15)

On March 6, 2024, the Company issued 80,000 stock options to purchase common stock of the Company at an exercise price equal to $1.00 per share that mature in 10 years. Additionally, 160,000 stock options previously issued were repriced from $5.00 per share to $1.00 per share.